PREFERRED STOCK AND WARRANTS - Changes in fair value of warrant liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
PREFERRED STOCK AND WARRANTS
Fair value, beginning	$ 71,701
Change in fair value of Warrants	(11,824)	$ (11,824)
Fair value, ending	$ 59,877	$ 59,877